Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Summary of property and equipment estimated useful lives
Electronic equipment	3-5 years
Furniture & Fixture	5 years
Motor vehicles	4 years
Computer software	5 years
Leasehold improvements	5 years